Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Cash and Cash Equivalents

	2017	2016
Bank accounts	113	101
Cash equivalents
Bank certificates of deposit (CDBs) (1)	686	524
Overnight (2)	227	370
Others	4	—

	917	894

	1,030	995

(1)	Bank Certificates of Deposit (Certificados de Depósito Bancário, or CBDs), accrued intetest at 50% to 106%, of the CDI Rate (Interbank Rate for Interbank Certificates of Deposit or Certificados de Depósito Inter-bancário – CDIs) published by the Custody and Settlement Chamber (Câmara de Custódia e Liquidação, or Cetip) in 2017 (75% to 106% in 2016). For these CDBs, the Company has repo transactions which state, on their trading notes, the bank’s commitment to repurchase the security, on demand, on the maturity date of the transaction, or earlier, at the the Company’s option.
(2)	Overnight transactions are repos available for redemption on the following day. They are usually backed by Treasury Bills, Notes or Bonds and referenced to a pre-fixed rate of 6.89%, in 2017 (13.64% in 2016). Their purpose is to settle the Company’s short-term obligations, or to be used in the acquisition of other assets with better return to replenish the portfolio.